Derivative Instruments - Changes in AOCI (net of tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	$ 1,050,607	$ 1,286,106	$ 1,505,361
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(10,237)	(8,626)	17,454
Balance at the end	1,360,412	1,050,607	1,286,106
AOCI (net of tax) related to cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	3,644	1,107
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(7,107)	2,313	3,011
Balance at the end	(2,778)	3,644	1,107
Amount reclassified out of Other comprehensive income (loss) to net loss | AOCI (net of tax) related to cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ 685	$ 224	$ (1,904)